Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Beginning balance	$ 405,319	$ 128,917	$ 95,678
Addition	2,182	276,402	33,239
Ending balance	407,501	405,319	128,917
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	119,903	118,911	92,285
Addition	2,182	992	26,626
Ending balance	122,085	119,903	118,911
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	10,006	10,006	3,393
Addition			6,613
Ending balance	10,006	10,006	10,006
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	275,410
Addition		275,410
Ending balance	$ 275,410	$ 275,410